Label	Element	Value
Premier Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 18, 2020

DREYFUS INSTITUTIONAL RESERVES FUNDS

-       Dreyfus Institutional Preferred Government Money Market Fund

-       Premier Shares

Supplement to Summary Prospectus, Prospectus and
Statement of Additional Information ("SAI")

The following information supplements and supersedes and replaces any contrary information in the fund's Prospectus and SAI:

Effective on or about February 1, 2021 (the "Effective Date"), the management agreement between Dreyfus Institutional Reserves Funds, on behalf of Dreyfus Institutional Preferred Government Money Market Fund (the "Fund"), and BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser") will be amended to reflect a reduction in the management fee payable by the Fund to BNYM Investment Adviser from an annual rate of 0.14% to an annual rate of 0.10% of the value of the Fund's average daily net assets.

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Effective on the Effective Date, Premier shares of the Fund will be converted to Hamilton shares of the Fund.  Hamilton shares of the Fund have a lower total annual expense ratio and a better performance record than Premier shares of the Fund.  Investors may obtain a free copy of the Prospectus for Hamilton shares of the Fund by calling 1-800-346-3621.

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Institutional Preferred Government Money Market Fund